Earnings per Common Share	12 Months Ended
Dec. 31, 2025
Earnings per Common Share
Earnings per Common Share

11. Earnings per Common Share

($ millions)	2025	2024
Net earnings	5 918	6 016

(millions of common shares)
Weighted average number of common shares	1 219	1 274
Dilutive securities:
Effect of share options	1	2
Weighted average number of diluted common shares	1 220	1 276

(dollars per common share)
Basic and diluted earnings per share	4.85	4.72